Contract Liability - Schedule of Contract Liability (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Contract Liability - Schedule of Contract Liability (Details) [Line Items]
Balance at beginning, Contract liability
Contract liability	14,000,000		$ 3,125,000
Deposit from customer	14,000,000
Balance at ending, Contract liability	14,000,000
Within 12 Months [Member]
Contract Liability - Schedule of Contract Liability (Details) [Line Items]
Contract liability	14,000,000
Beyond 12 Months [Member]
Contract Liability - Schedule of Contract Liability (Details) [Line Items]
Contract liability